COMMITMENTS TRANSACTIONS (Details) - USD ($)	Aug. 08, 2016	Aug. 31, 2015	Sep. 30, 2014	Mar. 01, 2014
COMMITMENTS TRANSACTIONS:
Rent payments December 1, 2016 to August 31, 2017		$ 454,317
Rent payments September 1, 2017 to August 31, 2018		174,524
Rent payments September 1, 2018 to August 31, 2019		179,760
Rent payments September 1, 2019 to October 31, 2019		30,160
Total		$ 838,707
Company also incurred lease hold improvements			$ 125,000
Company will pay an annual salary to President and Chief Executive Officer for 18 months with a 25% increase after 18 months				$ 177,000
Company will pay an annual salary to President and Chief operating Officer for 18 months with a 25% increase after 18 months				104,000
Company entered into an employment agreement with the Executive Vice President of Fuel Cell Operations of the company and pay annual salary				$ 112,000
Company entered into an employment agreement with the Managing Director for Francophone Countries will pay an annual salary	$ 51,000
Executive shall be granted shares of the Company's common stock at the six-month anniversary of the contract date	1,000,000
Shares of the Company's common stock at the one-year anniversary of the contract date	1,500,000